Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 15 – Leases

As of December 31, 2023, the Company leases two warehouse and two office in varies location within PRC, under non-cancelable operating leases, which lease terms are expired from December 2024 to January 2028. The Company determines if a contract contains a lease at inception. U.S. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office and warehouse leases were classified as operating leases. The leases generally do not contain options to extend at the time of expiration. Lease expense for lease payment is recognized on a straight-line basis over the lease terms.

The Company has elected the short-term lease exception; therefore operating leases’ ROU asset and liability do not include leases with a lease term of twelve months or less.

For operating leases that include rent escalation clauses, the Company recognized lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income.

During the year ended December 31, 2023 and 2022, the Company recognized nil and $407,446, respectively, of initial ROU assets and same amount of operating lease liability based on the present value of the future minimum rental payments of leases by using a weighted-average incremental borrowing rate of 5.5%. As of December 31, 2023 and 2022, the weighted-average lease term was 2.8 years and 4.7 years for the remaining leases, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease liabilities under the remaining operating leases as of December 31, 2023 for the next five years is as follows:

Twelve months ending December 31,	Operating lease payment

2024	$127,669
2025	40,891
2026	34,950
2027	35,998
2028 and thereafter	3,029
Total undiscounted lease payments	242,537
Less imputed interest	(17,724)
Total lease liabilities	$224,813
Lease liabilities, current	$118,833
Lease liabilities, non-current	$105,980

The following table presents operating lease cost reported in the consolidated statements of income and comprehensive income:

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Operating lease cost	$109,184	$98,690	$267,900
Short-term lease cost	105,517	193,525	—
Total	$214,701	$292,215	$267,900